Total
AMT-Free Municipal Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMT-Free Municipal Fund Class A
Management Fees	0.43%
Distribution and service (12b-1) fees	0.25%	[1]
Other expenses	0.15%
Total annual fund operating expenses	0.83%
[1]	Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AMT-Free Municipal Fund | Class A | USD ($)	481	654	842	1,384

Prospectus Supplement	March 23, 2020

Putnam AMT-Free Municipal Fund
Prospectus dated November 30, 2019

Effective July 1, 2020 (the “Effective Date”), the following information replaces similar information provided with respect to class A shares of the fund under Fund Summary —Fees and expenses:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and	Other	fund operating
Share class	Management Fees	service (12b-1) fees	expenses	expenses
Class A	0.43%	0.25%†	0.15%	0.83%

† Distribution and service (12b-1) fees have been restated to reflect current fees. For periods prior to July 1, 2020, the distribution and service (12b-1) fee rate for class A shares is expected to be 0.23%, which is a blended rate. Effective July 1, 2020, the rate for class A shares is 0.25%.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$481	$654	$842	$1,384

On the Effective Date, the following disclosure replaces similar disclosure under Distribution plans and payments to dealers – Distribution and service (12b-1) plans.

Distribution and service (12b-1) plans. The fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B and class C shares. The Trustees currently limit payments on class B shares to 0.85% of average net assets, and effective July 1, 2020, will limit payments on class A shares to 0.25% of average net assets. For periods prior to July 1, 2020, the annual rate for class A shares will equal the weighted average of (i) 0.20% of the net assets of the fund attributable to class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% of all other net assets of the fund attributable to class A shares. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B and class C shares may cost you more over time than paying the initial sales charge for class A shares. Class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

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